Shareholder Report, Average Annual Return (Details) 193065_Innovator Growth-100 Power Buffer ETF - February_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - February
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Innovator Growth-100 Power Buffer ETF - February NAV
Average Annual Return, Percent	10.85%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Average Annual Return, Percent	21.05%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Index
Average Annual Return, Percent	20.39%